Intangible Assets - PVIF and other intangibles (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	$ 4,041
Additions	337
Amortisation charge	(308)
Disposals and transfers	(7)
Exchange differences and other movements	(69)
Intangible assets balance at the end of the period	3,994	$ 4,041
Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the end of the period	5,490
Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the end of the period	(1,496)
PVIF | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Amortisation charge	(5)
Exchange differences and other movements	(1)
Intangible assets balance at the end of the period	28
PVIF | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the end of the period	140
PVIF | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the end of the period	(112)
Distribution rights
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the end of the period	3,800
Distribution rights | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	3,851
Additions	260
Amortisation charge	(268)
Exchange differences and other movements	(61)
Intangible assets balance at the end of the period	3,782	3,851
Distribution rights | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the end of the period	5,037
Distribution rights | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the end of the period	(1,255)
Other intangibles (including software) | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Additions	77
Amortisation charge	(35)
Disposals and transfers	(7)
Exchange differences and other movements	(7)
Intangible assets balance at the end of the period	184
Other intangibles (including software) | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the end of the period	313
Other intangibles (including software) | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the end of the period	(129)
Software
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	84
Additions	61
Amortisation charge	(24)
Disposals and transfers	(2)
Intangible assets balance at the end of the period	114	84
Foreign exchange losses	(5)
Discontinued US operations | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Removal of discontinued US operations	(18)
Discontinued US operations | Other intangibles (including software) | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Removal of discontinued US operations	(18)
Continuing and discontinued operations | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	4,059	3,170
Additions		1,114
Amortisation charge		(230)
Disposals and transfers		(12)
Exchange differences and other movements		17
Intangible assets balance at the end of the period		4,059
Continuing and discontinued operations | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	5,446	4,337
Intangible assets balance at the end of the period		5,446
Continuing and discontinued operations | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	(1,387)	(1,167)
Intangible assets balance at the end of the period		(1,387)
Continuing and discontinued operations | PVIF | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	34	38
Amortisation charge		(5)
Exchange differences and other movements		1
Intangible assets balance at the end of the period		34
Continuing and discontinued operations | PVIF | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	177	175
Intangible assets balance at the end of the period		177
Continuing and discontinued operations | PVIF | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	(143)	(137)
Intangible assets balance at the end of the period		(143)
Continuing and discontinued operations | Distribution rights | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	3,851	2,971
Additions		1,047
Amortisation charge		(180)
Exchange differences and other movements		13
Intangible assets balance at the end of the period		3,851
Continuing and discontinued operations | Distribution rights | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	4,845	3,783
Intangible assets balance at the end of the period		4,845
Continuing and discontinued operations | Distribution rights | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	(994)	(812)
Intangible assets balance at the end of the period		(994)
Continuing and discontinued operations | Other intangibles (including software) | Shareholder-backed
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	174	161
Additions		67
Amortisation charge		(45)
Disposals and transfers		(12)
Exchange differences and other movements		3
Intangible assets balance at the end of the period		174
Continuing and discontinued operations | Other intangibles (including software) | Shareholder-backed | Cost/Gross amount
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	424	379
Intangible assets balance at the end of the period		424
Continuing and discontinued operations | Other intangibles (including software) | Shareholder-backed | Accumulated amortisation
Present value of acquired in-force (PVIF) and other intangibles
Intangible assets balance at the beginning of the period	$ (250)	(218)
Intangible assets balance at the end of the period		$ (250)